Contingent Liabilities and Commitments - Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract (Detail) - Dec. 31, 2017
₩ in Millions, $ in Millions
	KRW (₩)	USD ($)
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	₩ 2,662,432	$ 2,401
Maximum contractual amount of accounts receivables sales	2,662,432	2,401
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Parent [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	347,136	240
Maximum contractual amount of accounts receivables sales	347,136	240
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Parent [member] | Shinhan bank [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	90,000
Maximum contractual amount of accounts receivables sales	90,000
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Parent [member] | Sumitomo Mitsui Banking Corporation [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	21,428	20
Maximum contractual amount of accounts receivables sales	21,428	20
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Parent [member] | Bank of Tokyo-Mitsubishi UFJ [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	74,998	70
Maximum contractual amount of accounts receivables sales	74,998	70
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Parent [member] | BNP Paribas [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	160,710	150
Maximum contractual amount of accounts receivables sales	160,710	150
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	2,315,296	2,161
Maximum contractual amount of accounts receivables sales	2,315,296	2,161
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | Standard Chartered Bank [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	321,420	300
Maximum contractual amount of accounts receivables sales	321,420	300
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | BNP Paribas [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	87,855	82
Maximum contractual amount of accounts receivables sales	87,855	82
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Hongkong & Shanghai Banking Corp. [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	64,284	60
Maximum contractual amount of accounts receivables sales	64,284	60
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Taishin International Bank [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	299,992	280
Maximum contractual amount of accounts receivables sales	299,992	280
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | BNP Paribas [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	80,355	75
Maximum contractual amount of accounts receivables sales	80,355	75
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | Citibank [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	171,424	160
Maximum contractual amount of accounts receivables sales	171,424	160
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Sumitomo Mitsui Banking Corporation [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	267,850	250
Maximum contractual amount of accounts receivables sales	267,850	250
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Standard Chartered Bank [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	428,560	400
Maximum contractual amount of accounts receivables sales	428,560	400
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Hongkong & Shanghai Banking Corp. [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	428,560	400
Maximum contractual amount of accounts receivables sales	428,560	400
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display Japan Co., Ltd. [member] | Sumitomo Mitsui Banking Corporation [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	96,426	90
Maximum contractual amount of accounts receivables sales	96,426	90
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	0
Consolidated subsidiaries [member] | LG Display Guangzhou Trading Co., Ltd. [member] | Industrial and Commercial Bank of China [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	68,570	64
Maximum contractual amount of accounts receivables sales	68,570	$ 64
Not yet due contractual amount of sold accounts receivables before maturity	0
Not yet due contractual amount of sold accounts receivables before maturity	₩ 0